COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10.

COMMITMENTS AND CONTINGENCIES

The Company leases office and warehouse space located in Jupiter, Florida. Rent expense for the years ended December 31, 2016 and 2015 was $118,392 and $116,004, respectively.

On November 14, 2012, the Compensation Committee approved new employment agreements for the Company’s then Chief Executive Officer, then President, Chief Technology Officer and Chief Financial Officer. The employment agreements each provide for base salaries of $150,000 and 800,000 stock settled stock appreciation rights (“SARS”) of which (i) 200,000 vested immediately, (ii) 200,000 vest upon the Company generating $3,000,000 in revenue in any 12-month period, (iii) another 200,000 vest upon the Company generating $5,000,000 in revenue in any 12-month period and (iv) another 200,000 vest upon the Company generating $6,000,000 in revenue in any 12-month period. The SARs are exercisable at $0.45 per share over a 10-year period. The Company’s then Chief Executive Officer, then President and Chief Technology Officer agreed to cancel the 250,000 stock options granted to each of them in their prior employment agreements. These executives’ base salary will increase to: (i) $170,000 upon the Company generating $3,000,000 in revenue in any 12-month period, (ii) $190,000 upon the Company generating $5,000,000 in any 12-month period and (iii) $200,000 upon the Company generating $6,000,000 in any 12-month period. On September 30, 2016, the employment agreement for the Company’s Chief Financial Officer expired.

In January 2015, GelTech approved an amendment to the Employment Agreement of our Chief Technology Officer. In addition to his base salary, he will receive 5% of the first $2 million of revenue generated by GelTech. The amendment was effective as of January 1, 2015. Additionally, in May 2015, GelTech approved an amendment to the Chief Technology Officer’s Employment Agreement to extend the term of the Agreement an additional four years (now expiring October 1, 2020).

The Company was sued by a former employee on June 23, 2008, alleging breach of a consulting agreement and an employment agreement entered into in May and June 2007, respectively. In addition, the plaintiff sought to recover certain of his personal property, which was used or stored in the Company’s offices and alleges the Company invaded his privacy by looking at his personal computer (which was used in the Company’s business) in the Company’s offices. On October 14, 2015, the Court issued an order on Defendant GelTech’s Motion for Attorney’s Fees and Costs granting GelTech attorney fees and costs in excess of the amount of its litigation accrual for the case. As such, the Company reversed the litigation accrual resulting in other income of $56,956 which was included in the Company’s statement of operations for the nine months ended December 31, 2015. In November 2015, the Court issued a Final Judgement against the plaintiff in the amount of $510,499. The plaintiff filed appeals which were pending.

In July 2016, the Company entered into a settlement agreement with the plaintiff whereby the Company agreed to pay the plaintiff $250,000 and issue the plaintiff five year warrants to purchase 250,000 shares of common stock at an exercise price of $0.37 per share, in exchange for the dismissal of all claims against the Company. The warrants were valued using the Black-Scholes option pricing model using a volatility of 104.54% based upon the historical price of the company’s stock, a term of five years, the term of the warrants and a risk free rate of 1.01%, resulting in a fair value of $70,631. As such, the Company recorded a loss on settlement of $320,631 for the year ended December 31, 2016.

In June 2016, the Company entered into a settlement agreement with its employment practices insurance company related to the Company’s suit against the insurance company for failure to cover post trial legal costs related to the suit described above in this Note 5. Under the settlement agreement, the insurance company agreed to pay the Company $300,000, which payment was received in July 2016. As such the Company recorded a gain on settlement of $300,000 for the year ended December 31, 2016.

In June 2013, GelTech filed a lawsuit against its director and former Executive Chairman, for inducing GelTech to enter into an Employment Agreement based on representations that he would facilitate a $25 million financing on behalf of GelTech. In November 2013, the former Executive Chairman countersued GelTech for breach of the Employment Agreement. Effective August 12, 2015, GelTech entered into a settlement agreement and release of claims (the “Settlement Agreement”) related to the lawsuit and countersuit. Under the employment agreement, the executive chairman was entitled to $800,000 of salary, up to 800,000 restricted stock units and $28,800 in auto allowance. Under the Settlement Agreement, the Company issued the former executive chairman 200,000 shares of restricted common stock and made two cash payments totaling $315,000. As a result of the Settlement Agreement, the Company recognized a loss on settlement in the amount of $412,867 during the year ended December 31, 2015.